Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,399,123	[1]	¥ 1,343,714
Service cost	33,429		30,422		27,734
Interest cost	20,341		23,186		24,267
Plan participants' contributions	1,181		1,184
Amendments			1,782
Actuarial loss (gain)	(70,214)		63,140
Foreign exchange translation	4,854		2,209
Benefits paid	(49,905)		(49,593)
Lump-sum payments	(18,119)		(16,921)
Benefit obligation at end of fiscal year	1,320,690	[1]	1,399,123	[1]	1,343,714
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,527,744		1,323,163
Actual return (negative return) on plan assets	171,970		199,341
Foreign exchange translation	4,128		1,783
Employer contributions	50,936		51,866
Plan participants' contributions	1,181		1,184
Benefits paid	(49,905)		(49,593)
Fair value of plan assets at end of fiscal year	1,706,054		1,527,744		1,323,163
Funded status	385,364		128,621
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	403,654		153,414
Accrued pension liability	(18,290)		(24,793)
Net amount recognized	385,364		128,621
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit (cost)	(635)		(440)
Net actuarial gain (loss)	(24,814)		(236,359)
Net amount recognized	¥ (25,449)		¥ (236,799)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,364,786 million and ¥1,319,771 million, respectively, as of March 31, 2013 and 2014. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.